Net sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 229,590	$ 254,194	$ 411,877
Less: Royalty contributions (see Note 2(k))	(11,749)	(12,832)	(21,388)
Revenue from sale of goods	637,619	821,930	1,106,329
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	592,394	734,526	658,653
Less: Royalty contributions (see Note 2(k))		(49,000)	(3,600)
Revenue from sale of goods	592,394	734,526	658,653
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	(18,638)	(22,297)	(20,385)
Minera Yanacocha SRL and subsidiary [Member] | Switzerland
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	590,002	$ 734,526	518,664
Minera Yanacocha SRL and subsidiary [Member] | America
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	1,135		$ 139,989
Minera Yanacocha SRL and subsidiary [Member] | Singapore
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 1,257